Capital Stock (Details Narrative) (10-K) - USD ($)																																						3 Months Ended					9 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 08, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 18, 2020	Dec. 17, 2020	Dec. 16, 2020	Dec. 15, 2020	Dec. 03, 2020	Dec. 02, 2020	Nov. 23, 2020	Nov. 17, 2020	Nov. 13, 2020	Nov. 09, 2020	Nov. 04, 2020	Nov. 03, 2020	Oct. 30, 2020	Oct. 26, 2020	Oct. 19, 2020	Oct. 13, 2020	Oct. 08, 2020	Sep. 08, 2020	Aug. 28, 2020	Aug. 26, 2020	Jul. 27, 2020	Jun. 04, 2020	Jun. 02, 2020	May 22, 2020	May 20, 2020	May 15, 2020	Apr. 02, 2020	Feb. 28, 2020	Jan. 17, 2020	Jan. 13, 2020	Jan. 03, 2020	Jan. 02, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 26, 2019	Jul. 05, 2019
Preferred stock, shares authorized				5,000,000																																		5,000,000	5,000,000				5,000,000	5,000,000	5,000,000
Preferred stock, par value				$ 0.0001																																		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Debt instrument, description																																						An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty						An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty.
Common stock, shares authorized				195,000,000																																		195,000,000	195,000,000				195,000,000	195,000,000	195,000,000
Common stock, par value				$ 0.0001																																		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				55,066,855																																		72,563,766	55,066,855				55,066,855	55,066,855	27,208,356
Common stock, shares outstanding				55,066,855																																		72,563,766	55,066,855				55,066,855	55,066,855	27,208,356
Shares issued, price per share								$ 0.08														$ 0.27
Number of shares issued during period, values								$ 40,000														$ 33,750																$ 100,000				$ 46,500		$ 46,500	$ 10,000
Number of shares issued for services, value																																						1,712,740				640,000		1,300,813	2,303,390
Common stock payable, value																																						100,000				$ 46,500		$ 46,500	$ 35,000
Number of shares issued during period, shares								500,000														125,000
Returned to Treasury and Cancelled Shares [Member]
Number of common stock cancelled																																													4,250,000
Shares Returned to Treasury [Member]
Number of common stock cancelled																																									1,000,000
Unrelated Party [member]
Shares issued, price per share																								$ 0.33	$ 0.33
Number of shares issued during period, values			$ 50,000
Number of shares issued during period, shares			708,750																					895,722	242,407
Settlement of loan																								$ 186,310	$ 48,203
Mr. Dickens [Member]
Stock Based Compensation																																							$ 280,000				$ 840,000
Number of shares grant during period																																							250,000	250,000	250,000	250,000		250,000
Shares issued, price per share				$ 1.12																																			$ 1.12				$ 1.12	$ 1.12
Investors [Member]
Debt instrument, face amount				$ 25,968	$ 86,217		$ 35,000																$ 25,000				$ 6,600					$ 20,000						$ 502,050	$ 25,968				$ 25,968	$ 25,968
Number of shares issued during period, shares				297,900	683,791		412,580																330,869				50,000											2,730,548
Convertible note							$ 25,968																$ 33,888
Investors [Member] | Fourth Man, LLC [Member]
Debt instrument, face amount																										$ 77,929
Number of shares issued during period, shares																										1,030,808
Convertible note																										$ 0
Investors [Member] | Armada Capital Partners, LLC [Member]
Debt instrument, face amount																										$ 84,620
Number of shares issued during period, shares																										1,119,309
Convertible note																										$ 0
Investors [Member] | BHP Capital NY, Inc. [Member]
Debt instrument, face amount																										$ 84,620
Number of shares issued during period, shares																										1,119,309
Convertible note																										$ 0
Investors [Member] | Adar Alef LLC [Member]
Debt instrument, face amount										$ 48,862			$ 24,000	$ 36,000		$ 26,000				$ 18,682	$ 12,818
Number of shares issued during period, shares										889,054			480,769	721,154		520,833				323,322	136,687
Investors [Member] | Geneva Roth Remark Holdings, Inc., [Member]
Debt instrument, face amount															$ 20,000		$ 20,000		$ 20,000
Number of shares issued during period, shares															688,976		492,126		340,716
Investors [Member] | GHS Investments LLC [Member]
Debt instrument, face amount											$ 35,769							$ 30,000
Number of shares issued during period, shares											716,527							416,667
Investors [Member] | Firstfire Global Opportunities Fund, LLC [Member]
Debt instrument, face amount										$ 84,200		$ 25,000
Number of shares issued during period, shares										1,031,000		480,000
Investors [Member] | Greentree Financial Group, Inc., [Member]
Debt instrument, face amount									$ 31,100
Number of shares issued during period, shares									622,000
Investors [Member] | Exchange for Cash [Member]
Number of shares issued during period																																	160,000
Number of shares issued during period, values																																	$ 46,500
Investors [Member] | Shares Qualified and Registered in Connection with Offering Statement [Member]
Number of shares issued during period																																10,000,000	10,000,000
Investors [Member] | Exchange For Principal and Interest [Member]
Number of shares issued during period																																40,000
Investors [Member] | Certain Promissory Notes [Member]
Debt instrument, face amount																																	$ 30,000
Investors [Member] | Restricted Stock [Member]
Debt instrument, face amount																																														$ 25,000
Common stock payable, value																																													$ 25,000
Investors [Member] | Restricted Stock [Member] | Exchange for Cash [Member]
Number of shares issued during period																																		62,500
Number of shares issued during period, values																																		$ 25,000
Investors [Member] | Restricted Stock [Member] | Shares Qualified and Registered in Connection with Offering Statement [Member]
Number of shares issued during period																																		10,000,000
Investors [Member] | Restricted Stock [Member] | Certain Promissory Notes [Member]
Debt instrument, face amount																																		$ 25,000
Jacob Cohen [Member]
Shares issued, price per share																													$ 0.26
Number of common stock issued for services																													3,000,000
Number of shares issued for services, value																													$ 780,000
Esteban Alexander [Member]
Shares issued, price per share																													$ 0.26
Number of common stock issued for services																													3,000,000
Number of shares issued for services, value																													$ 780,000
Unrelated Party [member]
Shares issued, price per share								$ 0.31
Number of shares issued during period, shares								2,501,378
Settlement of loan				$ 580,320																																			580,320				580,320	580,320
Unrelated Party One [Member]
Shares issued, price per share						$ 0.27
Number of shares issued during period, shares						975,117
Settlement of loan				178,282																																			178,282				178,282	178,282
Unrelated Party Two [Member]
Shares issued, price per share					$ 0.21
Number of shares issued during period, shares					376,704
Settlement of loan				48,331																																			48,331				48,331	48,331
Unrelated Party Three [Member]
Shares issued, price per share					$ 0.21
Number of shares issued during period, shares					889,979
Settlement of loan				$ 114,239																																			$ 114,239				$ 114,239	$ 114,239
2019 Stock Option and Incentive Plan [Member]
Maximum number of shares available				7,565,000																																			7,565,000				7,565,000	7,565,000			10,000,000
Number of shares issued during period																																												770,000
Stock Based Compensation																																												$ 232,700
Securities Purchase Agreement [Member]
Acquisition percentage																															51.00%
Employment Agreement [Member] | Jesse J. Dickens [Member] | Restricted Stock [Member]
Number of shares issued during period																																					500,000
Annual base salary																																					$ 120,000
Employment Agreement [Member] | Jesse J. Dickens [Member] | Restricted Stock [Member] | Vesting Period of One Year [Member]
Number of shares grant during period																																					1,000,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member]
Number of shares grant during period																																					250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | January 1, 2020 [Member]
Number of shares grant during period																																					250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | April 1, 2020 [Member]
Number of shares grant during period																																					250,000
Signing the Employment Agreement [Member] | Mr. Dickens [Member] | July 1, 2020 [Member]
Number of shares grant during period																																					250,000
Four Exchanges Agreements [Member] | Restricted Stock [Member]
Number of common stock cancelled																																				650,000
Exchange for Four Long Term Notes [Member]
Number of common stock cancelled																																				5,900,000
Exchange for Four Long Term Notes [Member] | Four Long-Term Notes [Member]
Debt instrument, face amount																																				$ 350,000
Data Delivery and Ancillary Services Agreement [Member] | Third Party [Member] | Restricted Stock [Member]
Shares issued, price per share																																			$ 0.56
Number of common stock issued for services																																			357,142
Number of shares issued for services, value																																			$ 200,000
Preferred Stock A [Member]
Preferred stock, shares authorized				3																																			3				3	3
Preferred stock issuance, description																																												The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share. The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company's common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices ("VWAP") of the Company's common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company's outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.
Conversion of common stock
Debt instrument, description																														On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company's outstanding common stock and therefore controlled the Company prior to such issuance.
Ownership percentage																														68.00%
Number of shares issued during period, values
Number of common stock issued for services
Number of shares issued for services, value
Number of shares issued during period, shares
Preferred Stock B [Member]
Preferred stock, shares authorized				2,000,000																																			2,000,000				2,000,000	2,000,000
Preferred shares, undesignated				2,999,997																																			2,999,997				2,999,997	2,999,997
Conversion of common stock
Number of shares issued during period, values
Number of common stock issued for services
Number of shares issued for services, value
Number of shares issued during period, shares
Preferred Stock B [Member] | Securities Purchase Agreement [Member]
Shares acquired																															500,000
Shares acquired, value																															$ 605,488
Conversion of common stock																															500,000
Series B Convertible Preferred Stock [Member]
Conversion of common stock																												2,083,333
Number of shares converted		500,000																										500,000
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Shares acquired	500,000																														500,000
Shares acquired, value	$ 601,852																														$ 500,000
Shares acquired, price																															$ 1.00
Series B Convertible Preferred Stock One [Member] | Securities Purchase Agreement [Member]
Shares acquired																															1,500,000
Shares acquired, value																															$ 1,500,000